Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Subsidiaries
The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 1:

		Equity holding
Name of entity	Country of incorporation	June 30, 2025%	June 30, 2024%
Immutep US., Inc	United States	100.00	100.00
PRR Middle East FZ LLC	United Arab Emirates	100.00	100.00
Immutep GmbH	Germany	100.00	100.00
Immutep Australia Pty Ltd	Australia	100.00	100.00
Immutep IP Pty Ltd	Australia	100.00	100.00
Immutep S.A.S.	France	100.00	100.00